CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 6,841	$ 8,576
Accounts and other receivables	6,534	6,811
Investments	405	351
Inventories	1,285	818
Prepaid expenses and other	652	878
Current assets	15,717	17,434
Non-Current Assets
Restricted cash and deposits	2,777	2,725
Investments	924	409
Inventories	4,282	4,699
Property, plant and equipment	16,048	15,233
Mineral properties	89,507	82,226
Embedded derivative asset	15,160	9,671
Other assets	938	621
Total Assets	145,353	133,018
Current Liabilities
Accounts payable and accrued liabilities	5,143	7,210
Lease liabilities	406	0
Environmental services contract loss provision	78	36
Deferred revenue	884	109
Flow-through share premium pending renunciation	205	649
Current Liabilities	6,716	8,004
Non-Current Liabilities
Lease liabilities	1,040	0
Decommissioning and rehabilitation provision	6,202	5,286
Deferred income tax liabilities	4,725	3,098
Total Liabilities	18,683	16,388
Shareholders' Equity	126,670	116,630
Total Liabilities and Shareholders' Equity	$ 145,353	$ 133,018